Related party transactions - Summary of compensation of key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Short-term employee benefits	$ 51	$ 52	$ 50
Post-employment benefits	1	1	0
Other long-term employee benefits	10	8	6
Share-based payments	29	26	27
Total	$ 91	$ 87	$ 83